Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of these consolidated financial statements.

	12-31-2024				12-31-2023
	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Payments Up-to-Date
Up to 30 days	206,687,069	767,414,035	350,525,935	1,324,627,039	109,995,114	735,006,985	223,423,829	1,068,425,928
Between 31 and 60 days	6,103,587	23,935	1,953,792	8,081,314	8,941,687	7,096,098	27,431,127	43,468,912
Between 61 and 90 days	42,473,999	12,779,122	57,707,831	112,960,952	17,435,120	16,709,409	178,535,976	212,680,505
Between 91 and 120 days	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	—	—	—	—	62,070	—	62,070
More than 365 days	—	—	965,710,108	965,710,108	—	290,572	595,231,621	595,522,193
Total	255,264,655	780,217,092	1,375,897,666	2,411,379,413	136,371,921	759,165,134	1,024,622,553	1,920,159,608

	12-31-2024				12-31-2023
	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers Details
Suppliers for energy purchase	—	258,274,884	1,302,462,240	1,560,737,124	—	196,388,412	695,141,510	891,529,922
Suppliers for the purchase of fuels and gas	—	189,221,414	—	189,221,414	—	255,565,802	—	255,565,802
Payables for goods and services	150,909,716	332,720,794	—	483,630,510	53,780,917	307,210,920	—	360,991,837
Payables for the purchase of assets	104,354,939	—	73,435,426	177,790,365	82,591,004	—	329,481,043	412,072,047
Total	255,264,655	780,217,092	1,375,897,666	2,411,379,413	136,371,921	759,165,134	1,024,622,553	1,920,159,608